Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Issuance costs	$ 5,790	$ 0
Gores shares recapitalized, equity issuance costs	17,226
Series A Convertible Preferred Stock | Conversion of SAFE
Issuance costs		3,775
Series A Convertible Preferred Stock | Issuance of convertible preferred stock for cash
Issuance costs		$ 1,592
Series X Convertible Preferred Stock
Issuance costs	$ 5,790